UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-02809

Name of Fund: BlackRock Advantage U.S. Total Market Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Advantage U.S. Total Market Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – The registrant is a feeder fund in a master/feeder structure and as such holds interests of Master Advantage U.S. Total Market LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-10095, CIK no. 0001114697) on August 29, 2019.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02809
Reporting Period: 07/01/2018 - 06/30/2019
BlackRock Advantage U.S. Total Market Fund, Inc.

=============== BlackRock Advantage U.S. Total Market Fund, Inc. ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage U.S. Total Market Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Advantage U.S. Total Market Fund, Inc.

Date:	August 29, 2019